CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015 [1]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	$ (4,443,871)		$ (8,572,722)		$ (3,612,667)
Items not involving cash:
Amortization of intangibles	1,714,339		1,472,943		731,978
Depreciation of equipment	45,825		51,627		21,405
Stock-based compensation	560,093		1,117,642		1,889,285
Accretion expense			0		190,000
Change in fair value of derivative liability	0		(31,834)		153,298
Change in fair value of acquisition consideration payable in equity	0		(537,381)		(2,978,926)
Changes in non-cash working capital items:
Accounts receivable	427,110		(1,300,575)		(1,187,108)
Deposits, prepaid expenses and other assets	(211,559)		30,275		(32,519)
Accounts payable and accrued liabilities	(133,761)		406,563		969,291
Deferred revenue	(1,001,741)		1,069,857		(1,557,743)
Due to related parties	(31,638)		(480,445)		157,477
Net cash flows used in operating activities	(3,075,203)		(6,774,050)		(5,256,229)
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to equipment	(6,315)		(35,507)		(115,122)
Additions to intangible assets	(1,351,597)		(1,639,771)		(1,038,248)
Due to Swiss Post	0		(861,956)		0
Net cash acquired on business acquisition of Swiss Post Ireland	0		0		(261,296)
Net cash acquired on business acquisition of Hip Digital Media	0		0		354,477
Net cash flows used in investing activities	(1,357,912)		(2,537,234)		(1,060,189)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from common shares issued	3,375,076		5,275,554		9,782,712
Share issuance costs	(19,927)		(72,980)		(930,761)
Proceeds from warrants exercised	0		17,268		1,191,816
Proceeds from options exercised	15,888		14,600		47,046
(Repayment of) proceeds from working capital line of credit	(1,066,841)		2,000,000		0
Net cash flows provided by financing activities	2,304,196		7,234,442		10,090,813
Effect of exchange rate changes on cash	139,930		(244,156)		(607,235)
Change in cash for the year	(1,988,989)		(2,320,998)		3,167,160
Cash and cash equivalents, beginning of year	2,375,619	[2]	4,696,617	[1]	1,529,457
Cash and cash equivalents, end of year	$ 386,630	[2]	$ 2,375,619	[2]	$ 4,696,617

[1]	(Note 11)
[2]	(Note 3)